COMMITMENTS AND CONTINGENCIES (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Operating Leases, Rent Expense	¥ 2,908	$ 2,314	$ 1,855